UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West International Index Fund
(Institutional and Investor Class (formerly Initial Class))
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The Great-West International Index Fund (Institutional Class shares) returned 25.10% net of fees in 2017 compared to 25.03% for the MSCI EAFE® Index.
Pacific Basin (ex-Japan) stocks rose 19.6% as the region benefited from continued Chinese strength following a large fiscal stimulus program, while the recovery in commodity prices from their 2016 lows was beneficial for Asian commodity exporters throughout the whole of 2017.
European ex U.K. markets rose 14.8%. A stronger Euro for much of the year was a slight negative for exporters while political uncertainty related to fears of a possible win from a Eurosceptic party in the French elections also weighed on equities during the first half of the year. In the second half of the year however, equities were supported by the solid economic and earnings backdrop which was evident across most regions. Economic momentum continued to surprise positively as growth forecasts were revised higher through the period with manufacturing activity and investment being particularly strong.
Japanese stocks rose 20.1%, positively impacted by the periodically weaker yen over the course of the year while strong economic and earnings data and the upcycle in the technology sector also supported equities. Japanese growth also picked up towards the end of the year, with GDP growing 2.5% year on year in the third quarter.
The U.K. rose 11.8%, although it lagged other regions as it continued to be impacted negatively by the uncertainty associated with “Brexit” throughout 2017 with quarterly GDP growth slowing from 0.7% at the end of 2016 to 0.3% during the first half of the year before making a small recovery in the latter half of the year.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period from January 13, 2011 (inception) through December 31, 2011.
Note: Performance for the Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Institutional Class	25.10%	N/A	5.20%
Investor Class	24.62%	7.11%	5.11%
(a) Institutional Class inception date was May 1, 2015.
(b) Investor Class inception date was January 13, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2017
Sector	Percentage of Fund Investments
Financial	23.86%
Consumer, Non-cyclical	22.42
Consumer, Cyclical	12.99
Industrial	12.72
Basic Materials	7.05
Communications	5.67
Energy	5.18
Technology	3.83
Utilities	3.22
Diversified	0.58
Short Term Investments	2.48
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Institutional Class
Actual	$1,000.00	$1,091.90	$1.74
Hypothetical (5% return before expenses)	$1,000.00	$1,023.50	$1.68
Investor Class
Actual	$1,000.00	$1,090.20	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.47
* Expenses are equal to the Fund's annualized expense ratio of 0.33% for the Institutional Class shares and 0.68% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
COMMON STOCK
Basic Materials — 7.17%
27,673	Air Liquide SA(a)	$ 3,478,882
9,000	Air Water Inc(a)	189,460
15,981	Akzo Nobel NV(a)	1,402,252
161,468	Alumina Ltd(a)	304,297
86,017	Anglo American PLC(a)(b)	1,788,485
25,604	Antofagasta PLC(a)	345,209
42,818	ArcelorMittal SA(a)(c)	1,389,152
4,316	Arkema SA	525,880
81,000	Asahi Kasei Corp(a)	1,042,421
59,207	BASF SE(a)	6,490,931
207,033	BHP Billiton Ltd(a)	4,755,737
136,512	BHP Billiton PLC(a)	2,759,407
36,747	BlueScope Steel Ltd(a)	437,677
17,581	Boliden AB(a)	601,230
10,059	Brenntag AG(a)	634,154
14,884	Clariant AG(a)	415,894
7,066	Covestro AG(a)(d)	727,559
8,470	Croda International PLC(a)	504,804
19,600	Daicel Corp(a)	222,427
518	EMS-Chemie Holding AG(a)	345,591
10,976	Evonik Industries AG(a)	412,248
104,728	Fortescue Metals Group Ltd(a)(b)	396,329
14,471	Fresnillo PLC(a)	277,850
4,398	Fuchs Petrolub SE(a)	232,877
586	Givaudan SA(a)	1,353,617
783,784	Glencore PLC(a)	4,101,762
6,200	Hitachi Chemical Co Ltd(a)	158,757
13,100	Hitachi Metals Ltd(a)	187,363
76,355	Incitec Pivot Ltd(a)	231,360
28,808	Israel Chemicals Ltd(a)	116,650
33,300	JFE Holdings Inc(a)	795,784
12,856	Johnson Matthey PLC(a)	532,557
13,100	JSR Corp(a)	257,340
12,183	K+S AG(a)(b)	302,477
16,000	Kaneka Corp(a)	145,833
12,200	Kansai Paint Co Ltd(a)	316,581
21,400	Kobe Steel Ltd(a)(c)	197,493
11,499	Koninklijke DSM NV(a)	1,098,427
22,600	Kuraray Co Ltd(a)	425,511
6,062	LANXESS AG(a)(b)	480,530
11,924	Linde AG(c)	2,784,851
93,100	Mitsubishi Chemical Holdings Corp(a)	1,018,694
11,600	Mitsubishi Gas Chemical Co Inc(a)	332,166
7,800	Mitsubishi Materials Corp(a)	276,787
12,400	Mitsui Chemicals Inc(a)	397,637
24,239	Mondi PLC(a)	629,612
49,672	Newcrest Mining Ltd(a)	884,260
10,600	Nippon Paint Holdings Co Ltd(a)(b)	334,922
48,774	Nippon Steel & Sumitomo Metal Corp(a)	1,246,143
8,100	Nissan Chemical Industries Ltd(a)	322,661
10,600	Nitto Denko Corp(a)	937,557
88,902	Norsk Hydro ASA(a)	673,949
14,577	Novozymes A/S Class B(a)	832,162
Shares		Fair Value
Basic Materials — (continued)
57,000	Oji Holdings Corp(a)	$ 378,528
6,215	Randgold Resources Ltd(a)	616,701
27,524	Rio Tinto Ltd(a)	1,618,275
79,274	Rio Tinto PLC(a)	4,157,987
24,900	Shin-Etsu Chemical Co Ltd(a)	2,522,943
4,736	Solvay SA(a)	658,475
339,461	South32 Ltd(a)	920,126
34,540	Stora Enso OYJ Class R(a)	547,209
103,000	Sumitomo Chemical Co Ltd(a)	737,032
12,500	Sumitomo Metal Mining Co Ltd(a)	571,879
8,174	Symrise AG(a)	700,828
8,000	Taiyo Nippon Sanso Corp(a)	111,633
12,200	Teijin Ltd(a)	271,083
28,091	ThyssenKrupp AG(a)	810,020
95,000	Toray Industries Inc(a)	894,169
19,000	Tosoh Corp(a)	428,644
12,404	Umicore NV(a)	587,315
34,383	UPM-Kymmene OYJ(a)	1,067,412
7,555	Voestalpine AG(a)	451,055
10,932	Yara International ASA(a)	501,936
		69,607,446
Communications — 5.76%
30,446	Altice SA Class A(a)(b)(c)	319,269
63,776	Auto Trader Group PLC(d)	303,699
2,905	Axel Springer SE(a)	226,532
9,448	Belgacom SA(b)	310,044
134,649	Bezeq The Israeli Telecommunication Corp Ltd	203,542
528,357	BT Group PLC	1,937,842
14,000	Dentsu Inc(a)	591,990
211,039	Deutsche Telekom AG(a)	3,730,407
3,397	Drillisch AG(a)	280,175
9,048	Elisa OYJ(a)	354,893
10,800	Eutelsat Communications SA(a)	250,047
13,800	Hakuhodo DY Holdings Inc(a)	178,888
1,200	Hikari Tsushin Inc(a)	172,289
243,900	HKT Trust & HKT Ltd	310,929
1,689	Iliad SA(a)	404,711
231,989	ITV PLC	518,065
4,510	JCDecaux SA(a)	181,392
8,500	Kakaku.com Inc(a)	143,486
117,400	KDDI Corp(a)	2,916,161
224,307	Koninklijke KPN NV(a)	783,117
7,247	Lagardere SCA(a)	232,078
2,800	LINE Corp(a)(c)	114,347
12,900	M3 Inc(a)	452,199
4,404	Millicom International Cellular SA	297,426
3,975	NICE-Systems Ltd(a)	363,221
44,800	Nippon Telegraph & Telephone Corp(a)	2,106,232
373,858	Nokia OYJ(a)(c)	1,746,787
88,300	NTT DOCOMO Inc(a)	2,087,766
127,517	Orange SA(a)	2,209,969
262,000	PCCW Ltd(a)	152,058
54,097	Pearson PLC(a)	535,520

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Communications — (continued)
14,394	ProSiebenSat.1 Media AG(a)	$ 494,083
13,415	Publicis Groupe SA(a)	909,364
61,400	Rakuten Inc(a)(c)	561,237
2,746	RTL Group SA(a)	220,439
11,440	SBI Holdings Inc(a)	238,358
5,688	Schibsted ASA Class B(a)	151,195
20,580	Seek Ltd(a)	304,331
23,649	SES SA	369,161
102,200	Singapore Press Holdings Ltd(a)(b)	202,188
527,100	Singapore Telecommunications Ltd(a)	1,405,315
67,752	Sky PLC(a)(c)	923,715
53,200	SoftBank Group Corp(a)	4,211,875
108,601	Spark New Zealand Ltd	279,386
41,800	StarHub Ltd(a)	88,948
12,900	Start Today Co Ltd(a)	391,555
1,668	Swisscom AG(a)	886,971
54,222	TDC A/S	333,213
22,195	Tele2 AB Class B(a)	272,777
398,651	Telecom Italia RNC(a)	282,780
740,839	Telecom Italia SpA(a)(b)(c)	639,785
199,235	Telefonaktiebolaget LM Ericsson Class B(a)	1,314,897
48,715	Telefonica Deutschland Holding AG(a)	243,805
289,785	Telefonica SA(a)	2,821,846
3,041	Telenet Group Holding NV(a)(c)	211,856
48,464	Telenor ASA(a)	1,037,459
167,453	TeliaSonera AB(a)	746,402
263,588	Telstra Corp Ltd(a)	745,124
22,307	TPG Telecom Ltd(a)	114,145
8,000	Trend Micro Inc(a)(c)	452,825
8,097	United Internet AG(a)	554,814
67,162	Vivendi SA(a)	1,802,591
1,716,245	Vodafone Group PLC(a)	5,423,875
19,799	Wolters Kluwer NV(a)	1,032,112
82,753	WPP PLC(a)	1,493,876
90,400	Yahoo Japan Corp(a)	414,167
		55,991,551
Consumer, Cyclical — 12.94%
2,100	ABC-Mart Inc(a)	120,368
11,718	Accor SA(a)	603,241
12,213	Adidas AG(a)	2,442,468
39,800	Aeon Co Ltd(a)	671,333
11,600	Aisin Seiki Co Ltd(a)	649,862
7,500	ANA Holdings Inc(a)	312,874
35,899	Aristocrat Leisure Ltd(a)	661,051
10,500	Asics Corp(a)	166,895
13,400	Bandai Namco Holdings Inc(a)	437,372
64,088	Barratt Developments PLC(a)	558,637
21,073	Bayerische Motoren Werke AG(a)	2,184,888
8,436	Berkeley Group Holdings PLC	477,918
42,000	Bridgestone Corp(a)	1,943,854
20,566	Bunzl PLC(a)	574,339
28,970	Burberry Group PLC(a)	698,071
12,266	Carnival PLC(a)	806,881
Shares		Fair Value
Consumer, Cyclical — (continued)
33,950	Cie Financiere Richemont SA(a)	$ 3,074,779
10,978	Cie Generale des Etablissements Michelin(a)	1,570,456
26,800	City Developments Ltd(a)	249,243
101,937	Compass Group PLC(a)	2,196,609
7,123	Continental AG(a)	1,915,228
23,402	Crown Resorts Ltd(a)	237,211
61,901	Daimler AG(a)	5,234,363
36,700	Daiwa House Industry Co Ltd(a)	1,407,349
30,900	Denso Corp(a)	1,851,181
15,527	Deutsche Lufthansa AG(a)	570,207
3,969	Domino's Pizza Enterprises Ltd(a)(b)	144,257
7,900	Don Quijote Holdings Co Ltd(a)	411,826
2,265	Dufry AG(a)(c)	336,217
10,759	Easy Jet PLC	212,519
15,887	Electrolux AB Class B(a)	511,488
5,400	FamilyMart Co Ltd(a)(b)	378,206
3,400	Fast Retailing Co Ltd(a)	1,351,887
4,863	Faurecia (a)	378,997
8,074	Ferrari NV(a)	845,994
67,862	Fiat Chrysler Automobiles NV(a)	1,211,558
3,924	Flight Centre Travel Group Ltd(a)(b)	135,254
39,100	Fuji Heavy Industries Ltd(a)	1,239,776
153,000	Galaxy Entertainment Group Ltd(a)	1,221,520
400,500	Genting Singapore PLC(a)	391,144
112,228	GKN PLC(a)	482,464
30,758	Harvey Norman Holdings Ltd(a)(b)	99,745
61,472	Hennes & Mauritz AB Class B(a)(b)	1,271,478
2,035	Hermes International(a)	1,088,667
16,700	Hino Motors Ltd(a)	215,703
110,400	Honda Motor Co Ltd(a)	3,767,676
3,300	Hoshizaki Electric Co Ltd(a)	292,364
4,168	Hugo Boss AG(a)	353,688
10,056	Iida Group Holdings Co Ltd(a)	189,281
69,655	Inditex SA(a)	2,422,022
11,940	InterContinental Hotels Group PLC(a)	759,279
41,229	International Consolidated Airlines Group SA(a)	357,295
22,900	Isetan Mitsukoshi Holdings Ltd(a)	283,384
35,000	Isuzu Motors Ltd(a)	584,405
95,900	ITOCHU Corp(a)	1,787,722
16,600	J Front Retailing Co Ltd(a)	311,950
8,000	Japan Airlines Co Ltd(a)	312,559
6,055	Jardine Cycle & Carriage Ltd(a)	183,795
14,900	JTEKT Corp(a)	255,299
4,898	Kering (a)	2,305,615
138,784	Kingfisher PLC	632,591
262,000	Kingston Financial Group Ltd(a)	251,030
7,500	Koito Manufacturing Co Ltd(a)	525,100
2,800	Lawson Inc(a)	186,070

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Cyclical — (continued)
382,000	Li & Fung Ltd(a)	$ 209,320
10,989	Luxottica Group SpA	674,419
17,997	LVMH Moet Hennessy Louis Vuitton SE(a)	5,282,201
99,519	Marks & Spencer Group PLC(a)	422,086
105,600	Marubeni Corp(a)	763,455
13,700	Marui Group Co Ltd(a)	250,438
37,000	Mazda Motor Corp(a)	494,444
4,500	McDonald's Holdings Co Japan Ltd(a)	197,749
15,887	Melco Crown Entertainment Ltd ADR	461,358
45,603	Merlin Entertainments PLC(a)(d)	223,348
54,000	MGM China Holdings Ltd(a)(b)	162,955
48,000	Minth Group Ltd(a)	288,648
97,900	Mitsubishi Corp(a)	2,699,473
43,700	Mitsubishi Motors Corp(a)	314,382
110,700	Mitsui & Co Ltd(a)	1,795,934
9,480	Next PLC(a)	577,670
17,000	NGK Insulators Ltd(a)	320,230
4,600	NGK Spark Plug Co Ltd(a)	111,492
7,300	Nintendo Co Ltd(a)	2,628,705
149,600	Nissan Motor Co Ltd(a)	1,489,431
5,200	Nitori Holdings Co Ltd(a)	740,087
6,700	NOK Corp(a)	155,912
7,116	Nokian Renkaat OYJ	322,740
14,100	Oriental Land Co Ltd(a)	1,282,813
5,120	Paddy Power Betfair PLC	609,407
142,300	Panasonic Corp(a)	2,076,714
7,217	Pandora A/S(a)	784,477
19,491	Persimmon PLC	720,261
33,351	Peugeot SA(a)	677,398
9,800	Porsche Automobil Holding SE(a)	818,987
11,387	Renault SA(a)	1,143,002
20,055	Rexel SA(a)	363,134
11,014	Ryanair Holdings PLC(a)(c)	197,317
1,600	Ryohin Keikaku Co Ltd(a)	498,063
153,600	Sands China Ltd(a)	790,617
3,000	Sankyo Co Ltd(a)	94,340
10,739	Schaeffler AG(a)	189,484
1,478	SEB SA(a)	273,592
9,600	Sega Sammy Holdings Inc(a)	119,149
24,900	Sekisui Chemical Co Ltd(a)	498,506
37,400	Sekisui House Ltd(a)	674,646
66,000	Shangri-La Asia Ltd(a)	149,463
9,600	Sharp Corp(a)(c)	328,599
1,500	Shimamura Co Ltd(a)	164,789
4,800	Shimano Inc(a)	674,681
37,000	Singapore Airlines Ltd(a)	294,699
132,000	SJM Holdings Ltd(a)	117,947
5,985	Sodexo SA(a)	802,338
81,000	Sony Corp(a)	3,635,512
9,300	Stanley Electric Co Ltd(a)	376,301
77,400	Sumitomo Corp(a)	1,312,840
48,700	Sumitomo Electric Industries Ltd(a)	820,951
10,800	Sumitomo Rubber Industries Ltd(a)	200,159
4,800	Sundrug Co Ltd(a)	222,655
Shares		Fair Value
Consumer, Cyclical — (continued)
22,400	Suzuki Motor Corp(a)	$ 1,296,594
5,659	Swatch Group AG(a)	1,066,637
120,264	Tabcorp Holdings Ltd(a)	521,778
18,000	Takashimaya Co Ltd(a)	189,201
207,694	Taylor Wimpey PLC	578,501
7,100	Toho Co Ltd(a)	245,766
3,800	Toyoda Gosei Co Ltd(a)	96,413
10,600	Toyota Industries Corp(a)	679,449
165,255	Toyota Motor Corp(a)	10,531,701
13,600	Toyota Tsusho Corp(a)	546,356
15,083	Travis Perkins PLC	318,904
2,400	Tsuruha Holdings Inc(a)	325,992
27,262	TUI AG(a)	564,427
14,800	USS Co Ltd(a)	312,972
15,603	Valeo SA(a)	1,162,277
2,027	Volkswagen AG(a)	409,066
100,206	Volvo AB Class B(a)	1,866,025
11,823	Whitbread PLC	638,352
16,428	Wolseley PLC(a)	1,177,829
109,200	Wynn Macau Ltd(a)	345,233
43,300	Yamada Denki Co Ltd(a)	238,465
10,800	Yamaha Corp(a)	398,377
17,800	Yamaha Motor Co Ltd(a)	583,097
6,700	Yokohama Rubber Co Ltd(a)	163,656
45,500	Yue Yuen Industrial Holdings Ltd(a)	178,649
7,176	Zalando SE(a)(b)(c)(d)	378,374
		125,619,912
Consumer, Non-Cyclical — 22.65%
44,695	Abertis Infraestructuras SA(a)	994,446
10,665	Adecco SA(a)	815,020
8,799	AerCap Holdings NV(c)	462,915
35,700	Ajinomoto Co Inc(a)	671,668
12,200	Alfresa Holdings Corp(a)	285,754
49,118	Anheuser-Busch InBev SA/NV(a)	5,483,588
25,000	Asahi Group Holdings Ltd(a)	1,240,490
32,195	Ashtead Group PLC(a)	863,082
23,041	Associated British Foods PLC	876,955
133,400	Astellas Pharma Inc(a)	1,694,617
81,593	AstraZeneca PLC(a)	5,629,263
29,278	Atlantia SpA(a)	923,027
16,724	Babcock International Group PLC	159,188
147	Barry Callebaut AG(a)	306,405
53,307	Bayer AG(a)	6,624,081
6,498	Beiersdorf AG(a)	761,779
4,100	Benesse Holdings Inc(a)	144,254
2,654	bioMérieux (a)	237,623
103,647	Brambles Ltd(a)	812,289
145,265	British American Tobacco PLC(a)	9,817,760
17,456	Bureau Veritas SA(a)	476,770
5,500	Calbee Inc(a)	178,737
43,096	Capita PLC(a)	232,794
7,003	Carlsberg A/S Class B(a)	839,927
37,354	Carrefour SA(a)	805,366

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,820	Casino Guichard Perrachon SA(a)	$ 231,611
6,564	CHR Hansen Holding A/S	615,702
11,700	Chugai Pharmaceutical Co Ltd(a)	597,972
37,230	Coca-Cola Amatil Ltd(a)	246,644
8,000	Coca-Cola Bottlers Japan Inc(a)	291,909
14,000	Coca-Cola European Partners PLC(a)	558,105
11,743	Coca-Cola HBC AG	383,527
3,511	Cochlear Ltd(a)	468,025
7,768	Coloplast A/S Class B(a)	617,560
3,646	Colruyt SA(a)	189,671
88,058	ConvaTec Group PLC(a)(d)	242,804
29,143	CSL Ltd(a)	3,202,633
6,500	Cyberdyne Inc(a)(c)	111,741
17,000	Dai Nippon Printing Co Ltd(a)	378,475
37,200	Daiichi Sankyo Co Ltd(a)	967,277
37,928	Danone SA(a)	3,178,012
37,205	Davide Campari-Milano SpA(a)	287,468
162,281	Diageo PLC(a)	5,947,203
14,680	Edenred (a)	424,983
17,500	Eisai Co Ltd(a)	994,168
13,290	Essilor International SA(a)	1,830,580
39,340	Essity Aktiebolag Class B(a)(c)	1,117,961
718	Eurofins Scientific SE(a)	436,410
59,250	Experian PLC(a)	1,305,229
163,500	First Pacific Co Ltd(a)	111,140
36,551	Fisher & Paykel Industries(a)	370,832
13,607	Fresenius Medical Care AG & Co KGaA(a)	1,428,864
26,435	Fresenius SE(a)	2,055,891
2,509	Frutarom Industries Ltd(a)	235,113
96,870	G4S PLC(a)	348,512
3,698	Genmab A/S	613,284
15,026	Getinge AB Class B(a)(b)	217,888
308,018	GlaxoSmithKline PLC(a)	5,452,676
518,400	Golden Agri-Resources Ltd(a)	143,116
18,307	Grifols SA(a)(b)	535,277
30,954	Groupe Eurotunnel SE	398,141
4,439	H Lundbeck A/S(a)	225,106
117,051	Healthscope Ltd(a)	191,338
7,427	Heineken Holding NV(a)	734,308
16,615	Heineken NV(a)	1,732,063
6,826	Henkel AG & Co KGaA(a)	817,392
4,200	Hisamitsu Pharmaceutical Co Inc(a)	253,742
278,400	Hutchison Port Holdings Trust(a)	115,256
5,505	ICA Gruppen AB(a)(b)	199,991
61,138	Imperial Tobacco Group PLC(a)	2,607,402
10,567	Intertek Group PLC(a)	738,275
2,414	Ipsen SA(a)	287,317
10,848	ISS A/S(a)	419,982
105,863	J Sainsbury PLC(a)(b)	344,581
71,000	Japan Tobacco Inc(a)	2,286,421
15,529	Jeronimo Martins SGPS SA	301,752
31,800	Kao Corp(a)	2,148,713
10,223	Kerry Group PLC Class A	1,146,874
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
10,000	Kikkoman Corp(a)	$ 404,396
56,000	Kirin Holdings Co Ltd(a)	1,411,280
81,881	Koninklijke Ahold NV(a)	1,799,983
1,900	Kose Corp(a)	296,072
17,600	Kyowa Hakko Kirin Co Ltd(a)	338,829
71	Lindt & Sprungli AG	897,117
13,700	Lion Corp(a)	258,957
4,800	Lonza Group AG(a)	1,294,590
16,123	L'Oreal SA(a)	3,572,538
26,949	Marine Harvest ASA(a)	455,726
23,927	Mediclinic International PLC(b)	209,821
11,100	Medipal Holdings Corp(a)	216,712
7,500	MEIJI Holdings Co Ltd(a)	638,315
8,363	Merck KGaA(a)	897,655
11,828	Metro AG(a)(b)(c)	235,598
14,100	Mitsubishi Tanabe Pharma Corp(a)	290,602
199,118	Nestle SA(a)	17,119,422
12,000	NH Foods Ltd(a)	292,311
13,425	Nisshin Seifun Group Inc(a)	270,965
3,800	Nissin Foods Holdings Co Ltd(a)	277,052
143,385	Novartis AG(a)	12,066,207
118,786	Novo Nordisk A/S Class B(a)	6,383,024
19,100	Olympus Corp(a)	730,671
27,500	Ono Pharmaceutical Co Ltd(a)	639,697
6,982	Orion Oyj Class B(a)	260,324
53,980	Orkla ASA(a)	572,031
24,600	Otsuka Holdings Co Ltd(a)	1,078,887
6,600	Park24 Co Ltd(a)	158,000
13,512	Pernod Ricard SA(a)	2,136,984
11,400	Persol Holdings Co Ltd(a)	285,415
6,000	Pola Orbis Holdings Inc(a)	210,245
14,729	Qiagen NV(a)(c)	458,032
9,057	Ramsay Health Care Ltd(a)(b)	494,571
7,585	Randstad Holding NV(a)	465,407
43,166	Reckitt Benckiser Group PLC(a)	4,026,516
6,710	Recordati SpA(a)	298,188
70,500	Recruit Holdings Co Ltd(a)	1,750,512
61,892	RELX NV(a)	1,422,548
68,510	RELX PLC(a)	1,605,509
1,505	Remy Cointreau SA(a)	208,525
45,289	Roche Holding AG(a)	11,451,567
24,649	Ryman Healthcare Ltd(a)	184,767
73,091	Sanofi (a)	6,292,531
24,600	Santen Pharmaceutical Co Ltd(a)	385,245
13,500	Secom Co Ltd(a)	1,018,479
21,183	Securitas AB Class B(a)	369,477
48,800	Seven & i Holdings Co Ltd(a)	2,021,609
316	SGS SA(a)	823,824
16,000	Shimadzu Corp(a)	362,982
19,200	Shionogi & Co Ltd(a)	1,037,470
58,515	Shire PLC(a)	3,031,918
24,600	Shiseido Co Ltd(a)	1,185,354
57,254	Smith & Nephew PLC(a)	989,901
1,841	Societe BIC SA(a)	202,318
4,600	Sohgo Security Services Co Ltd(a)	250,013
25,551	Sonic Healthcare Ltd(a)	454,384

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
3,411	Sonova Holding AG	$ 532,766
611	Straumann Holding AG(a)	431,030
10,700	Sumitomo Dainippon Pharma Co Ltd(a)	158,394
9,100	Suntory Beverage & Food Ltd(a)	404,676
5,160	Suzuken Co Ltd(a)	211,851
12,116	Swedish Match AB(a)	477,269
10,100	Sysmex Corp(a)	793,062
2,200	Taisho Pharmaceutical Holdings Co Ltd(a)	175,235
46,000	Takeda Pharmaceutical Co Ltd(a)	2,604,413
20,200	Terumo Corp(a)	955,655
528,697	Tesco PLC	1,493,309
58,386	Teva Pharmaceutical Industries Ltd Sponsored ADR(b)	1,106,413
33,000	Toppan Printing Co Ltd(a)	298,093
6,200	Toyo Suisan Kaisha Ltd(a)	264,683
143,021	Transurban Group(a)	1,384,164
46,950	Treasury Wine Estates Ltd(a)	582,601
8,310	UCB SA(a)	658,923
26,200	Unicharm Corp(a)	680,338
105,009	Unilever NV(a)	5,912,304
78,551	Unilever PLC(a)	4,356,382
3,143	Vifor Pharma AG(a)	402,367
72,402	Wesfarmers Ltd(a)	2,503,510
535,500	WH Group Ltd(d)	604,531
7,875	William Demant Holding A/S(a)(c)	219,967
98,900	Wilmar International Ltd(a)	227,912
7,520	Wirecard AG(a)	835,789
138,227	WM Morrison Supermarkets PLC	410,206
82,220	Woolworths Ltd(a)(b)	1,746,872
5,600	Yakult Honsha Co Ltd(a)(b)	422,550
8,000	Yamazaki Baking Co Ltd(a)	155,772
		219,926,825
Diversified — 0.59%
54,627	Bollore SA(a)	296,339
174,924	CK Hutchison Holdings Ltd(a)	2,191,850
10,895	Industrivarden AB Class C(a)	268,756
13,779	Jardine Matheson Holdings Ltd(a)	836,007
14,500	Jardine Strategic Holdings Ltd	570,140
92,000	Keppel Corp Ltd(a)	503,443
105,527	NWS Holdings Ltd(a)	190,040
30,500	Swire Pacific Ltd Class A(a)	282,196
1,821	Wendel SA(a)	315,535
75,300	Wharf Holdings Ltd(a)	259,671
		5,713,977
Energy — 5.26%
72,879	APA Group(a)	472,581
1,268,592	BP PLC(a)	8,897,815
16,543	Caltex Australia Ltd(a)	438,244
Shares		Fair Value
Energy — (continued)
5,727	DCC PLC(a)	$ 575,962
162,542	Eni SpA(a)	2,689,729
32,312	Galp Energia SGPS SA(a)	593,659
15,299	Gamesa Corp Tecnologica SA(a)(b)	209,496
8,700	Idemitsu Kosan Co Ltd(a)	348,485
62,100	Inpex Corp(a)	772,898
193,550	JX Holdings Inc(a)	1,243,812
4,454	Koninklijke Vopak NV(a)(b)	195,104
11,956	Lundin Petroleum AB(a)(c)	273,687
8,403	Neste OYJ(a)	537,883
91,313	Oil Search Ltd(a)	552,865
9,494	OMV AG	601,805
78,485	Repsol SA(a)	1,385,765
295,819	Royal Dutch Shell PLC Class A(a)	9,873,375
241,443	Royal Dutch Shell PLC Class B(a)	8,128,722
122,116	Santos Ltd(a)(c)	516,889
10,500	Showa Shell Sekiyu KK(a)	142,085
73,700	Statoil ASA(a)	1,577,801
152,388	Total SA(a)	8,411,783
14,103	Vestas Wind Systems A/S(a)	974,522
43,000	Wood Group PLC(a)	376,233
49,472	Woodside Petroleum Ltd(a)	1,272,816
		51,064,016
Financial — 24.27%
60,532	3i Group PLC(a)	744,807
27,268	ABN AMRO Group NV(a)(d)	879,142
25,100	Acom Co Ltd(a)(b)(c)	105,457
13,311	Admiral Group PLC(a)	358,848
112,351	Aegon NV(a)	713,873
7,200	AEON Financial Service Co Ltd(a)	167,335
6,710	Aeon Mall Co Ltd(a)	131,051
11,890	Ageas (a)	580,821
758,400	AIA Group Ltd(a)	6,450,683
52,163	AIB Group PLC(b)(c)	344,232
28,259	Allianz SE(a)	6,466,993
190,709	AMP Ltd(a)(b)	769,798
3,873	Amundi SA(a)(d)	328,022
8,000	Aozora Bank Ltd(a)	310,419
160,275	Ascendas REIT(a)	325,286
80,542	Assicurazioni Generali SpA(a)	1,465,978
12,855	ASX Ltd(a)	548,744
189,299	Australia & New Zealand Banking Group Ltd(a)	4,223,081
263,330	Aviva PLC(a)	1,794,218
124,450	AXA SA(a)	3,687,846
3,061	Azrieli Group(a)	171,063
3,285	Baloise Holding AG(a)	510,638
429,279	Banco Bilbao Vizcaya Argentaria SA(a)	3,648,085
336,729	Banco de Sabadell SA(a)	667,546
106,001	Banco Espirito Santo SA(c)	76
1,029,724	Banco Santander SA(a)	6,751,085
70,173	Bank Hapoalim BM(a)	515,335
89,582	Bank Leumi Le-Israel BM(a)	539,212

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
79,382	Bank of East Asia Ltd(a)	$ 343,304
59,821	Bank of Ireland(c)	509,247
3,800	Bank of Kyoto Ltd(a)	197,345
25,220	Bank of Queensland Ltd(a)	249,457
64,750	Bankia SA(a)	309,048
45,038	Bankinter SA(a)	426,045
1,099,951	Barclays PLC(a)	3,010,227
28,426	Bendigo & Adelaide Bank Ltd(a)	257,952
72,363	BNP Paribas SA(a)	5,382,968
235,000	BOC Hong Kong Holdings Ltd(a)	1,187,637
63,386	British Land Co PLC REIT(a)	589,908
227,144	CaixaBank SA(a)	1,055,952
170,469	CapitaLand Commercial Trust REIT(a)	245,547
168,100	CapitaLand Ltd(a)	442,219
151,900	CapitaLand Mall Trust REIT(a)	241,663
35,861	Challenger Ltd(a)	391,082
44,000	Chiba Bank Ltd(a)	364,881
168,924	CK Asset Holdings Ltd(a)	1,472,539
11,538	CNP Assurances(a)	266,150
67,479	Commerzbank AG(a)(c)	1,006,600
111,512	Commonwealth Bank of Australia(a)	6,959,296
79,100	Concordia Financial Group Ltd(a)	475,744
73,387	Credit Agricole SA(a)	1,211,766
10,200	Credit Saison Co Ltd(a)	185,225
156,528	Credit Suisse Group AG(a)	2,791,790
70,200	Dai-ichi Life Insurance Co Ltd(a)	1,442,761
4,400	Daito Trust Construction Co Ltd(a)	896,417
99	Daiwa House REIT Investment Corp	235,210
108,000	Daiwa Securities Group Inc(a)	675,703
48,698	Danske Bank A/S(a)	1,895,423
114,482	DBS Group Holdings Ltd(a)	2,117,491
131,741	Deutsche Bank AG(a)	2,491,740
12,446	Deutsche Boerse AG(a)	1,440,565
22,563	Deutsche Wohnen AG(a)	984,123
65,556	Dexus Property Group REIT(a)	497,476
90,876	Direct Line Insurance Group PLC(a)	467,505
63,131	DNB ASA(a)	1,168,644
19,628	Erste Group Bank AG(a)	850,589
2,842	Eurazeo SA(a)	262,554
6,553	EXOR NV	401,779
2,192	Fonciere Des Regions REIT(a)	248,157
46,000	Fukuoka Financial Group Inc(a)	257,402
3,058	Gecina SA	564,679
12,726	Gjensidige Forsikring ASA(a)	240,041
173,000	Global Logistic Properties Ltd	435,912
115,026	Goodman Group REIT(a)	753,707
119,138	GPT Group REIT(a)	473,910
5,296	Groupe Bruxelles Lambert SA(a)	571,335
25,000	Hachijuni Bank Ltd(a)	142,858
51,778	Hammerson PLC REIT(a)	381,664
Shares		Fair Value
Financial — (continued)
58,000	Hang Lung Group Ltd(a)	$ 213,252
120,000	Hang Lung Properties Ltd(a)	292,317
49,300	Hang Seng Bank Ltd(a)	1,223,080
3,677	Hannover Rueck SE(a)	461,329
17,506	Hargreaves Lansdown PLC(a)	424,910
79,406	Henderson Land Development Co Ltd(a)	522,095
75,475	Hong Kong Exchanges & Clearing Ltd(a)	2,308,665
76,100	Hongkong Land Holdings Ltd(a)	535,275
1,292,483	HSBC Holdings PLC(a)	13,347,088
18,300	Hulic Co Ltd(a)	205,203
40,000	Hysan Development Co Ltd	212,215
2,236	ICADE REIT	219,806
250,700	ING Groep NV(a)	4,602,020
148,177	Insurance Australia Group Ltd(a)	834,572
59,822	Intesa Sanpaolo RNC(a)(c)	190,718
869,008	Intesa Sanpaolo SpA(a)	2,883,239
42,339	Investec PLC(a)	304,566
29,690	Investor AB Class B(a)	1,354,092
34,400	Japan Exchange Group Inc(a)	596,846
25,900	Japan Post Bank Co Ltd(a)	336,382
100,000	Japan Post Holdings Co Ltd(a)	1,145,392
57	Japan Prime Realty Investment Corp REIT	181,105
83	Japan Real Estate Investment Corp REIT	394,098
171	Japan Retail Fund Investment Corp REIT(a)	313,446
14,004	Julius Baer Group Ltd(a)(c)	856,374
16,162	KBC Groep NV(a)	1,377,215
47,500	Kerry Properties Ltd(a)	213,384
15,104	Kinnevik AB Class B(a)	510,377
14,258	Klepierre REIT(a)	626,700
20,000	Kyushu Financial Group Inc(a)	120,546
47,862	Land Securities Group PLC REIT(a)	649,642
2,488	LE Lundbergforetagen AB Class B(a)	185,857
385,838	Legal & General Group PLC(a)	1,419,971
140,000	Link REIT(a)	1,295,254
4,625,819	Lloyds Banking Group PLC(a)	4,241,163
20,534	London Stock Exchange Group PLC(a)	1,049,969
20,843	Macquarie Group Ltd(a)	1,612,100
72,881	Mapfre SA(a)	233,777
64,650	Mebuki Financial Group Inc(a)	273,117
178,708	Medibank Private Ltd(a)	457,642
36,406	Mediobanca SpA(a)	412,506
246,772	Mirvac Group REIT(a)	451,297
81,500	Mitsubishi Estate Co Ltd(a)	1,415,088
743,900	Mitsubishi UFJ Financial Group Inc(a)	5,414,078
31,900	Mitsubishi UFJ Lease & Finance Co Ltd(a)	189,335
56,600	Mitsui Fudosan Co Ltd(a)	1,265,886
8,477	Mizrahi Tefahot Bank Ltd(a)	156,147
1,558,700	Mizuho Financial Group Inc(a)	2,818,270

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Financial — (continued)
30,800	MS&AD Insurance Group Holdings Inc(a)	$ 1,038,898
9,759	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(a)	2,107,450
172,464	National Australia Bank Ltd(a)	3,960,667
62,424	Natixis SA(a)	493,055
384,690	New World Development Co Ltd(a)	576,565
82	Nippon Building Fund Inc REIT	400,994
110	Nippon Prologis REIT Inc	232,643
20,311	NN Group NV(a)	878,521
235,500	Nomura Holdings Inc(a)	1,380,444
8,400	Nomura Real Estate Holdings Inc(a)	187,676
231	Nomura Real Estate Master Fund Inc REIT	286,815
194,855	Nordea Bank AB(a)	2,359,297
321,783	Old Mutual PLC	1,006,196
85,400	ORIX Corp(a)	1,439,919
200,666	Oversea-Chinese Banking Corp Ltd(a)	1,853,800
2,603	Pargesa Holding SA(a)	225,460
1,137	Partners Group Holding AG(a)	779,065
33,799	Poste Italiane SpA(d)	254,474
166,689	Prudential PLC(a)	4,267,829
88,667	QBE Insurance Group Ltd(a)(b)	735,984
9,542	Raiffeisen Bank International AG(c)	345,758
3,507	REA Group Ltd(a)	209,113
145,300	Resona Holdings Inc(a)	865,809
227,908	Royal Bank of Scotland Group PLC(a)(c)	854,298
67,402	RSA Insurance Group PLC(a)	574,076
29,022	Sampo OYJ Class A(a)	1,592,786
344,212	Scentre Group REIT(a)	1,122,810
8,153	Schroders PLC(a)	385,822
11,012	SCOR SE(a)	442,610
62,780	Segro PLC REIT(a)	496,513
36,500	Seven Bank Ltd(a)	124,654
10,200	Shinsei Bank Ltd(a)	175,774
35,000	Shizuoka Bank Ltd(a)	360,286
55,000	Singapore Exchange Ltd(a)	305,409
208,826	Sino Land Co Ltd(a)	369,436
95,951	Skandinaviska Enskilda Banken AB(a)	1,126,694
49,047	Societe Generale SA Class A(a)	2,528,637
22,950	Sompo Japan Nipponkoa Holdings Inc(a)	885,888
11,100	Sony Financial Holdings Inc(a)	196,177
33,704	St James's Place PLC(a)	556,339
213,075	Standard Chartered PLC(a)(c)	2,237,334
172,845	Standard Life PLC(a)	1,016,442
158,195	Stockland (a)	551,838
85,900	Sumitomo Mitsui Financial Group Inc(a)	3,702,678
21,486	Sumitomo Mitsui Trust Holdings Inc(a)	850,115
23,000	Sumitomo Realty & Development Co Ltd(a)	754,837
Shares		Fair Value
Financial — (continued)
94,000	Sun Hung Kai Properties Ltd(a)	$ 1,565,012
83,143	Suncorp Group Ltd(a)	896,136
158,100	Suntec REIT(a)	253,543
11,100	Suruga Bank Ltd(a)	237,344
97,114	Svenska Handelsbanken AB Class A(a)	1,327,164
58,797	Swedbank AB Class A(a)	1,418,466
81,600	Swire Properties Ltd	263,197
2,041	Swiss Life Holding AG(a)	721,441
4,773	Swiss Prime Site AG(a)	440,903
18,724	Swiss Re AG(a)	1,751,083
35,200	T&D Holdings Inc(a)	600,529
43,100	Tokio Marine Holdings Inc(a)	1,960,319
13,000	Tokyo Tatemono Co Ltd(a)	175,216
31,400	Tokyu Fudosan Holdings Corp(a)	226,608
6,902	Tryg A/S(a)	172,654
235,858	UBS Group AG(a)(c)	4,333,362
6,319	Unibail-Rodamco SE REIT(a)	1,590,184
129,126	UniCredit SpA(a)(c)	2,408,742
68,421	UnipolSai SpA(a)(b)	159,598
84,606	United Overseas Bank Ltd(a)	1,667,840
186	United Urban Investment Corp REIT	267,589
31,206	UOL Group Ltd(a)	206,405
214,476	Vicinity Centres REIT(a)	454,279
30,378	Vonovia SE(a)	1,505,144
124,289	Westfield Corp REIT(a)	918,271
216,376	Westpac Banking Corp(a)	5,263,030
75,300	Wharf Real Estate Investment Co Ltd	501,174
53,000	Wheelock & Co Ltd(a)	377,797
128,347	Worldpay Group PLC(a)(b)(d)	736,356
13,000	Yamaguchi Financial Group Inc(a)	154,068
9,797	Zurich Insurance Group AG(a)	2,978,715
		235,648,371
Industrial — 12.94%
112,915	ABB Ltd(a)	3,024,354
15,530	ACS Actividades de Construccion y Servicios SA(a)	606,659
4,422	Aena SA(a)(d)	894,919
2,002	Aeroports de Paris(a)	380,677
37,572	Airbus Group SE(a)	3,734,152
19,504	Alfa Laval AB(a)	461,333
12,400	Alps Electric Co Ltd(a)	352,723
10,286	Alstom SA(a)	426,371
21,500	Amada Holdings Co Ltd(a)	291,906
76,017	Amcor Ltd(a)	910,860
4,766	Andritz AG(a)	268,929
229	AP Moeller - Maersk A/S Class A(a)	381,522
409	AP Moeller - Maersk A/S Class B(a)	712,882
13,000	Asahi Glass Co Ltd(a)	561,918
64,610	Assa Abloy AB Class B(a)	1,339,460
43,494	Atlas Copco AB Class A(a)	1,877,030

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Industrial — (continued)
24,473	Atlas Copco AB Class B(a)	$ 937,979
59,546	Auckland International Airport Ltd(a)	273,334
130,723	Aurizon Holdings Ltd(a)	503,709
206,447	BAE Systems PLC(a)	1,593,682
75,571	Boral Ltd(a)(b)	457,492
5,998	Boskalis Westminster NV(a)	226,025
13,994	Bouygues SA(a)	726,115
15,700	Brother Industries Ltd(a)	385,899
11,800	Casio Computer Co Ltd(a)	169,324
9,300	Central Japan Railway Co(a)	1,664,334
32,341	Cie de Saint-Gobain(a)	1,779,922
6,584	CIMIC Group Ltd(a)	263,330
44,000	CK Infrastructure Holdings Ltd(a)	377,571
65,991	CNH Industrial NV(a)	882,861
142,352	Cobham PLC(c)	242,552
151,100	ComfortDelGro Corp Ltd(a)	223,249
51,154	CRH PLC(a)	1,841,087
6,300	Daifuku Co Ltd(a)	342,283
16,100	Daikin Industries Ltd(a)	1,902,424
150	Dassault Aviation SA(a)	233,230
62,905	Deutsche Post AG(a)	2,990,090
1,800	Disco Corp(a)	398,951
11,927	DSV A/S(a)	938,486
20,600	East Japan Railway Co(a)	2,008,876
4,738	Eiffage SA(a)	518,532
1,539	Elbit Systems Ltd(a)	205,583
12,400	FANUC Corp(a)	2,974,716
30,940	Ferrovial SA(a)	702,126
26,809	Finmeccanica SpA(a)	318,576
46,330	Fletcher Building Ltd(a)	249,541
2,391	Fraport AG Frankfurt Airport Services Worldwide(a)	262,624
32,000	Fuji Electric Co Ltd(a)	240,395
26,000	FUJIFILM Holdings Corp(a)	1,060,929
12,238	GEA Group AG(a)	585,515
2,406	Geberit AG(a)	1,059,041
8,900	Hamamatsu Photonics KK(a)	298,511
15,600	Hankyu Hanshin Holdings Inc(a)	626,622
9,678	HeidelbergCement AG(a)	1,043,531
16,135	Hexagon AB Class B(a)	809,398
1,980	Hirose Electric Co Ltd(a)	289,092
7,600	Hitachi Construction Machinery Co Ltd(a)	275,436
4,600	Hitachi High-Technologies Corp(a)	193,335
313,000	Hitachi Ltd(a)	2,428,317
1,345	HOCHTIEF AG(a)	237,536
29,459	Holcim Ltd(a)	1,659,185
25,100	Hoya Corp(a)	1,250,060
24,189	Husqvarna AB Class B(a)	230,146
9,500	IHI Corp(a)	315,081
2,215	Imerys SA(a)	208,589
18,204	IMI PLC	327,380
28,568	James Hardie Industries PLC(a)	501,736
3,100	Japan Airport Terminal Co Ltd(a)	114,773
14,000	JGC Corp(a)	270,472
Shares		Fair Value
Industrial — (continued)
59,000	Kajima Corp(a)	$ 566,866
7,500	Kamigumi Co Ltd(a)	165,745
9,700	Kawasaki Heavy Industries Ltd(a)	339,351
6,600	Keihan Electric Railway Co Ltd(a)	194,171
15,000	Keikyu Corp(a)	287,822
7,400	Keio Corp(a)	325,042
9,500	Keisei Electric Railway Co Ltd(a)	305,017
6,280	Keyence Corp(a)	3,508,205
11,800	Kintetsu Group Holdings Co Ltd(a)	451,586
4,493	Kion Group AG(a)	386,762
60,000	Komatsu Ltd(a)	2,168,383
21,975	Kone OYJ Class B(a)	1,180,114
59,732	Koninklijke Philips NV(a)	2,255,395
68,300	Kubota Corp(a)	1,335,910
3,526	Kuehne + Nagel International AG(a)	623,818
5,500	Kurita Water Industries Ltd(a)	178,318
20,800	Kyocera Corp(a)	1,357,970
10,300	Kyushu Railway Co(a)	318,809
16,827	Legrand SA(a)	1,293,638
36,758	Lend Lease Group(a)	467,316
17,600	LIXIL Group Corp(a)	475,504
3,300	Mabuchi Motor Co Ltd(a)	178,380
14,600	Makita Corp(a)	612,287
2,080	MAN SE Class A	238,088
4,000	Maruichi Steel Tube Ltd(a)	116,883
53,087	Meggitt PLC(a)	344,641
7,697	Metso OYJ(a)	262,584
24,800	Minebea Co Ltd(a)	517,258
18,000	MISUMI Group Inc(a)	522,578
125,000	Mitsubishi Electric Corp(a)	2,071,573
20,900	Mitsubishi Heavy Industries Ltd(a)	779,237
7,100	Mitsui OSK Lines Ltd(a)	235,963
94,584	MTR Corp Ltd(a)	553,613
3,331	MTU Aero Engines AG(a)	595,231
12,200	Murata Manufacturing Co Ltd(a)	1,633,435
7,900	Nabtesco Corp(a)	301,873
11,800	Nagoya Railroad Co Ltd(a)	297,163
15,000	Nidec Corp(a)	2,100,256
21,700	Nikon Corp(a)	436,674
5,200	Nippon Electric Glass Co Ltd(a)	197,919
5,300	Nippon Express Co Ltd(a)	351,958
9,800	Nippon Yusen KK(a)(b)(c)	238,450
23,700	NSK Ltd(a)	371,308
42,600	Obayashi Corp(a)	514,614
18,500	Odakyu Electric Railway Co Ltd(a)	395,284
12,700	Omron Corp(a)	755,383
24,040	Orica Ltd(a)	337,978
6,411	OSRAM Licht AG(a)	574,061
12,458	Prysmian SpA(a)	405,944
2,300	Rinnai Corp(a)	208,095
107,993	Rolls-Royce Holdings PLC(a)(c)	1,231,770
4,967,678	Rolls-Royce Holdings PLC(a)(c)(e)	6,707

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Industrial — (continued)
61,769	Royal Mail PLC(a)	$ 377,300
20,181	Safran SA(a)	2,081,576
72,968	Sandvik AB(a)	1,277,282
44,200	SATS Ltd	171,849
4,002	Schindler Holding AG(a)	915,105
36,433	Schneider Electric SE(a)(c)	3,088,800
11,100	Seibu Holdings Inc(a)	209,705
69,000	Sembcorp Industries Ltd(a)	155,861
35,000	Shimizu Corp Class A(a)	360,987
48,734	Siemens AG(a)	6,747,578
139	Sika AG(a)	1,102,826
95,600	Singapore Technologies Engineering Ltd(a)	232,584
21,783	Skanska AB Class B(a)	451,359
24,232	SKF AB Class B(a)	538,333
3,700	SMC Corp(a)	1,518,422
24,484	Smiths Group PLC(a)	491,051
7,400	Sumitomo Heavy Industries Ltd(a)	311,804
72,922	Sydney Airport(a)	400,132
8,200	Taiheiyo Cement Corp(a)	353,040
12,800	Taisei Corp(a)	636,555
91,000	Techtronic Industries Co Ltd(a)	591,994
31,156	Tenaris SA(a)(b)	494,506
6,624	Thales SA(a)	712,872
7,700	THK Co Ltd(a)	287,824
12,200	Tobu Railway Co Ltd(a)	393,737
34,000	Tokyu Corp(a)	541,962
418,000	Toshiba Corp(b)(c)	1,176,002
6,400	TOTO Ltd(a)	376,859
11,100	Toyo Seikan Group Holdings Ltd(a)	178,180
32,464	Vinci SA(a)	3,314,294
9,703	Wartsila OYJ Abp(b)	612,375
14,722	Weir Group PLC	421,774
10,800	West Japan Railway Co(a)	787,903
21,300	Yamato Holdings Co Ltd(a)	427,605
143,900	Yangzijiang Shipbuilding Holdings Ltd(a)	157,790
15,600	Yaskawa Electric Corp(a)	683,516
14,300	Yokogawa Electric Corp(a)	273,025
13,013	Zodiac Aerospace(a)	388,963
		125,661,538
Technology — 3.89%
28,360	Amadeus IT Holding SA Class A(a)	2,040,851
16,900	ASM Pacific Technology Ltd(a)	234,454
24,865	ASML Holding NV(a)	4,322,978
6,108	Atos SE(a)	888,041
68,000	Canon Inc(a)	2,533,551
10,414	Cap Gemini SA(a)	1,233,450
8,443	Check Point Software Technologies Ltd(c)	874,864
28,883	Computershare Ltd(a)	365,941
8,440	Dassault Systemes(a)	896,151
6,900	DeNA Co Ltd(a)	142,051
128,000	Fujitsu Ltd(a)	907,460
73,189	Infineon Technologies AG(a)	1,993,239
Shares		Fair Value
Technology — (continued)
3,716	Ingenico Group(b)	$ 396,863
6,300	Konami Corp(a)	346,451
30,000	Konica Minolta Inc(a)	287,848
28,286	Micro Focus International PLC(a)	960,967
2,600	Mixi Inc(a)	116,449
16,800	NEC Corp(a)	452,546
31,700	NEC Corp(a)(c)	367,639
13,000	Nexon Co Ltd(a)(c)	377,004
8,723	Nomura Research Institute Ltd(a)	404,890
42,500	NTT Data Corp(a)	504,212
22,163	NXP Semiconductors NV(c)	2,595,066
4,100	Obic Co Ltd(a)	301,134
2,600	Oracle Corp Japan(a)	215,179
3,600	Otsuka Corp(a)	275,707
43,500	Ricoh Co Ltd(a)	403,106
6,000	Rohm Co Ltd(a)	660,970
67,606	Sage Group PLC(a)	726,341
63,354	SAP SE(a)	7,087,731
18,000	Seiko Epson Corp(a)	423,746
41,088	STMicroelectronics NV(a)	896,293
15,000	SUMCO Corp(a)	380,800
8,100	TDK Corp(a)	643,714
3,701	Teleperformance (a)	529,796
9,600	Tokyo Electron Ltd(a)	1,731,739
4,040	Ubisoft Entertainment SA(a)(c)	310,399
		37,829,621
Utilities — 3.27%
43,453	AGL Energy Ltd(a)	823,436
114,571	AusNet Services(a)	161,007
349,972	Centrica PLC	648,289
42,300	Chubu Electric Power Co Inc(a)	524,677
19,100	Chugoku Electric Power Co Inc(a)	205,043
106,000	CLP Holdings Ltd	1,084,713
10,840	DONG Energy A/S(b)(d)	591,730
141,888	E.ON SE(a)	1,537,519
157,939	EDP - Energias de Portugal SA	546,715
8,900	Electric Power Development Co Ltd(a)	239,406
36,890	Electricite de France SA	461,214
14,959	Enagas SA(a)	427,818
19,288	Endesa SA(a)	412,527
521,946	Enel SpA(a)	3,209,579
29,165	Fortum OYJ(a)(c)	577,213
23,503	Gas Natural SDG SA(a)	542,412
117,738	GDF Suez(a)	2,024,089
179,000	HK Electric Investments & HK Electric Investments Ltd(d)	163,813
537,127	Hong Kong & China Gas Co Ltd(a)	1,051,852
367,132	Iberdrola SA(a)	2,842,064
9,200	Innogy SE(a)(d)	360,057
46,300	Kansai Electric Power Co Inc(a)	566,251
27,400	Kyushu Electric Power Co Inc(a)	287,003

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
Utilities — (continued)
77,682	Meridian Energy Ltd	$ 161,031
49,395	Mighty River Power Ltd	117,971
219,381	National Grid PLC(a)	2,585,877
111,397	Origin Energy Ltd(a)(c)	816,005
24,600	Osaka Gas Co Ltd(a)	473,042
89,500	Power Assets Holdings Ltd(a)	754,388
28,791	Red Electrica Corp SA(a)	646,277
33,916	RWE AG(a)(c)	690,203
15,698	Severn Trent PLC(a)	457,205
146,199	Snam SpA(a)	716,005
56,471	SSE PLC(a)	1,003,167
22,218	Suez Environnement Co(a)	390,316
91,648	Terna Rete Elettrica Nazionale SpA(a)	532,754
5,200	Toho Gas Co Ltd(a)	142,366
29,200	Tohoku Electric Power Co Inc(a)	372,793
97,400	Tokyo Electric Power Co Inc(a)(c)	384,406
24,200	Tokyo Gas Co Ltd(a)	552,932
12,894	Uniper SE(b)	402,241
45,172	United Utilities Group PLC	505,598
29,690	Veolia Environnement SA(a)	757,068
		31,750,072
TOTAL COMMON STOCK — 98.74% (Cost $781,803,068)		$958,813,329
PREFERRED STOCK
Consumer, Cyclical — 0.28%
3,566	Bayerische Motoren Werke AG(a)	318,208
11,970	Volkswagen AG(a)	2,377,631
		2,695,839
Consumer, Non-Cyclical — 0.15%
11,414	Henkel AG & Co KGaA(a)	1,507,277
TOTAL PREFERRED STOCK — 0.43% (Cost $3,550,023)		$ 4,203,116
RIGHTS
Energy — 0.00%(f)
78,485	Repsol SA(c)	35,690
TOTAL RIGHTS — 0.00%(f) (Cost $33,501)		$ 35,690
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.71%
$6,900,000	Federal Farm Credit Banks Funding Corp 1.07%, 01/02/2018	$ 6,899,397
Money Market Mutual Funds — 0.25%
797,000	BlackRock Liquidity Funds FedFund Institutional Shares(g), 1.17%(h)	797,000
803,000	Invesco Short-Term Investments Trust Government & Agency Portfolio Institutional Class(g), 1.19%(h)	803,000
778,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(g), 1.20%(h)	778,000
		2,378,000
Repurchase Agreements — 1.57%
4,187,815	Undivided interest of 3.81% in a repurchase agreement (principal amount/value $110,065,222 with a maturity value of $110,082,466) with Citigroup Global Markets Inc, 1.41%, dated 12/31/17 to be repurchased at $4,187,815 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 9.00%, 4/1/18 - 8/20/67, with a value of $112,266,527.(g)	4,187,815
4,187,815	Undivided interest of 4.33% in a repurchase agreement (principal amount/value $96,861,869 with a maturity value of $96,876,936) with RBC Capital Markets Corp, 1.40%, dated 12/31/17 to be repurchased at $4,187,815 on 1/2/18 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.88% - 8.88%, 2/15/19 - 12/20/47, with a value of $98,799,106.(g)	4,187,815

See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$4,187,815	Undivided interest of 5.48% in a repurchase agreement (principal amount/value $76,539,356 with a maturity value of $76,551,347) with TD Securities (USA) Inc, 1.41%, dated 12/31/17 to be repurchased at $4,187,815 on 1/2/18 collateralized by U.S. Treasury securities, 0.00% - 2.13%, 2/29/24 - 2/15/44, with a value of $78,070,156.(g)	$ 4,187,815
2,694,133	Undivided interest of 7.08% in a repurchase agreement (principal amount/value $38,074,609 with a maturity value of $38,080,362) with Scotia Capital (USA) Inc, 1.36%, dated 12/31/17 to be repurchased at $2,694,133 on 1/2/18 collateralized by U.S. Treasury securities, 0.13% - 3.63%, 1/31/19 - 9/9/49, with a value of $38,841,973.(g)	2,694,133
		15,257,578
SHORT TERM INVESTMENTS — 2.53% (Cost $24,534,975)		$ 24,534,975
TOTAL INVESTMENTS — 101.70% (Cost $809,921,567)		$987,587,110
OTHER ASSETS & LIABILITIES, NET — (1.70)%		$ (16,486,068)
TOTAL NET ASSETS — 100.00%		$971,101,042
(a)	Security is fair valued under procedures adopted by the Board of Directors.
(b)	All or a portion of the security is on loan at December 31, 2017.
(c)	Non-income producing security.
(d)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. At December 31, 2017, the aggregate cost and fair value of 144A securities was $5,205,080 and $6,688,828, respectively, representing 0.69% of net assets.
(e)	Security is fair valued using significant unobservable inputs.
(f)	Represents less than 0.005% of net assets.
(g)	Collateral received for securities on loan.
(h)	Rate shown is the 7-day yield as of December 31, 2017.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2017, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Net Unrealized Appreciation
MSCI Emerging Markets Index Long	125	12,784,375	March 2018	$178,090
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Schedule of Investments
As of December 31, 2017
At December 31, 2017, the Fund held the following forward foreign currency contracts:
Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation
MEL	USD	878,422	CHF	850,000	January 18, 2018	$4,711
Counterparty Abbreviations:
MEL	Mellon Capital
Currency Abbreviations
CHF	Swiss Franc
USD	U.S. Dollar
Security classes presented herein are not necessarily the same as those used for determining the Fund's compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).
Summary of Investments by Country as of December 31, 2017.
Country	Fair Value	Percentage of Fund Investments
Japan	$231,382,384	23.43%
United Kingdom	150,028,640	15.19
France	99,581,040	10.08
Germany	94,223,587	9.54
Switzerland	83,952,593	8.50
Australia	67,091,968	6.79
Netherlands	44,896,968	4.55
Hong Kong	34,131,934	3.46
Spain	30,611,733	3.10
United States	28,373,773	2.87
Sweden	25,713,595	2.60
Italy	19,599,503	1.98
Denmark	17,551,624	1.78
Singapore	12,683,716	1.28
Belgium	10,629,242	1.08
Finland	9,062,321	0.92
Norway	6,378,783	0.65
Ireland	6,188,777	0.63
Israel	4,487,142	0.45
Luxembourg	3,207,093	0.32
Austria	2,518,135	0.25
New Zealand	1,636,863	0.17
Portugal	1,442,202	0.15
South Africa	1,143,998	0.12
China	446,437	0.05
Chile	345,209	0.03
Mexico	277,850	0.03
Total	$987,587,110	100.00%
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
Great-West International Index Fund
ASSETS:
Investments in securities, fair value (including $16,798,260 of securities on loan)(a)	$972,329,532
Repurchase agreements, fair value(b)	15,257,578
Cash	216,451
Cash denominated in foreign currencies, fair value(c)	963,136
Margin deposits	450,000
Dividends receivable	3,231,321
Subscriptions receivable	851,346
Receivable for investments sold	7,000,000
Variation margin on futures contracts	878,114
Unrealized appreciation on forward foreign currency contracts	4,711
Total Assets	1,001,182,189
LIABILITIES:
Payable for director fees	4,015
Payable for investments purchased	6,999,755
Payable for other accrued fees	136,986
Payable for shareholder services fees	56,589
Payable to investment adviser	207,812
Payable upon return of securities loaned	17,635,578
Redemptions payable	5,040,412
Total Liabilities	30,081,147
NET ASSETS	$971,101,042
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$9,025,569
Paid-in capital in excess of par	793,967,611
Net unrealized appreciation	177,858,331
Overdistributed net investment income	(3,984,580)
Accumulated net realized loss	(5,765,889)
NET ASSETS	$971,101,042
NET ASSETS BY CLASS
Investor Class	$193,453,274
Institutional Class	$777,647,768
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	180,000,000
Issued and Outstanding
Investor Class	15,942,362
Institutional Class	74,313,329
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.13
Institutional Class	$10.46
(a) Cost of investments	$794,663,989
(b) Cost of repurchase agreements	$15,257,578
(c) Cost of cash denominated in foreign currencies	$953,149
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
Great-West International Index Fund
INVESTMENT INCOME:
Interest	$56,465
Income from securities lending	147,031
Dividends	26,609,418
Foreign withholding tax	(2,395,798)
Total Income	24,417,116
EXPENSES:
Management fees	2,593,159
Shareholder services fees – Investor Class	590,823
Audit and tax fees	61,139
Custodian fees	174,444
Director's fees	10,708
Legal fees	5,594
Pricing fees	55,379
Registration fees	19,792
Shareholder report fees	3,803
Transfer agent fees	5,160
Other fees	2,141
Total Expenses	3,522,142
NET INVESTMENT INCOME	20,894,974
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments and foreign currency transactions	5,828,057
Net realized gain on futures contracts	3,021,722
Net realized loss on forward foreign currency contracts	(87,087)
Net Realized Gain	8,762,692
Net change in unrealized appreciation on investments and foreign currency translations	168,515,987
Net change in unrealized appreciation on futures contracts	210,985
Net change in unrealized depreciation on forward foreign currency contracts	(4,575)
Net Change in Unrealized Appreciation	168,722,397
Net Realized and Unrealized Gain	177,485,089
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$198,380,063
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West International Index Fund	2017	2016
OPERATIONS:
Net investment income	$20,894,974	$18,359,035
Net realized gain	8,762,692	1,767,732
Net change in unrealized appreciation (depreciation)	168,722,397	(4,506,610)
Net Increase in Net Assets Resulting from Operations	198,380,063	15,620,157
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(3,696,051)	(2,546,542)
Institutional Class	(20,121,802)	(17,063,231)
From net investment income	(23,817,853)	(19,609,773)
From net realized gains
Investor Class	(1,274,587)	(72,952)
Institutional Class	(5,912,827)	(368,105)
From net realized gains	(7,187,414)	(441,057)
Total Distributions	(31,005,267)	(20,050,830)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	103,229,333	98,734,859
Institutional Class	107,560,299	194,144,178
Shares issued in reinvestment of distributions
Investor Class	4,970,638	2,619,494
Institutional Class	26,034,629	17,431,336
Shares redeemed
Investor Class	(98,627,117)	(102,258,293)
Institutional Class	(159,556,524)	(92,864,539)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(16,388,742)	117,807,035
Total Increase in Net Assets	150,986,054	113,376,362
NET ASSETS:
Beginning of year	820,114,988	706,738,626
End of year(a)	$971,101,042	$820,114,988
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	9,010,078	10,089,943
Institutional Class	10,857,030	22,839,942
Shares issued in reinvestment of distributions
Investor Class	410,137	263,796
Institutional Class	2,491,424	2,026,900
Shares redeemed
Investor Class	(8,715,663)	(10,283,880)
Institutional Class	(16,199,711)	(10,608,224)
Net Increase (Decrease)	(2,146,705)	14,328,477
(a) Including overdistributed net investment income:	$(3,984,580)	$(1,755,053)
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2017	$ 9.99	0.23	2.23	2.46	-	(0.24)	(0.08)	(0.32)	$12.13	24.62%
12/31/2016	$10.10	0.21	(0.15)	0.06	-	(0.17)	(0.00) (d)	(0.17)	$ 9.99	0.65%
12/31/2015	$10.48	0.24	(0.35)	(0.11)	(0.00) (d)	(0.11)	(0.16)	(0.27)	$10.10	(1.08%)
12/31/2014	$11.38	0.21	(0.91)	(0.70)	-	(0.18)	(0.02)	(0.20)	$10.48	(6.19%)
12/31/2013	$ 9.63	0.22	1.81	2.03	-	(0.25)	(0.03)	(0.28)	$11.38	21.13%
Institutional Class
12/31/2017	$ 8.65	0.24	1.93	2.17	-	(0.28)	(0.08)	(0.36)	$10.46	25.10%
12/31/2016	$ 8.80	0.21	(0.13)	0.08	-	(0.23)	(0.00) (d)	(0.23)	$ 8.65	0.93%
12/31/2015 (e)	$10.00	0.12	(1.06)	(0.94)	(0.00) (d)	(0.12)	(0.14)	(0.26)	$ 8.80	(9.35%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(g)
Supplemental Data and Ratios
Investor Class
12/31/2017	$193,453	0.68%	0.68%	2.02%	7%
12/31/2016	$152,267	0.70%	0.70%	2.16%	7%
12/31/2015	$153,247	0.70%	0.70%	2.19%	5%
12/31/2014	$606,557	0.70%	0.70%	1.87%	10%
12/31/2013	$508,268	0.70%	0.70%	2.04%	6%
Institutional Class
12/31/2017	$777,648	0.33%	0.33%	2.40%	7%
12/31/2016	$667,848	0.35%	0.35%	2.43%	7%
12/31/2015 (e)	$553,492	0.35% (h)	0.35% (h)	1.95% (h)	5%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Institutional Class inception date was May 1, 2015.
(f)	Not annualized for periods less than one full year.
(g)	Portfolio turnover is calculated at the Fund level.
(h)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL INDEX FUND
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West International Index Fund (the Fund) are included herein. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
Effective May 1, 2017, the Initial Class name changed to Investor Class. The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information for the Investor Class and Institutional Class; Class L has not yet been capitalized.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.

Annual Report - December 31, 2017

Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Forward Foreign Currency Contracts	Foreign currency spot and forward rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.

Annual Report - December 31, 2017

As of December 31, 2017, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector, industry or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 44,002,704	$ 914,803,918	$ 6,707	$ 958,813,329
Preferred Stock	—	4,203,116	—	4,203,116
Rights	35,690	—	—	35,690
Short Term Investments	2,378,000	22,156,975	—	24,534,975
Total investments, at fair value:	46,416,394	941,164,009	6,707	987,587,110
Other Financial Investments:
Forward Foreign Currency Contracts(a)	—	4,711	—	4,711
Futures Contracts(a)	178,090	—	—	178,090
Total Assets	$ 46,594,484	$ 941,168,720	$ 6,707	$ 987,769,911
(a)	Forward Foreign Currency Contracts and Futures Contracts are reported at the security's unrealized appreciation (depreciation), which represents the change in the contract's value from trade date.
The Fund recognizes transfers between Level 1 and Level 2 as of the end of the reporting period. As of December 31, 2017, the following transfers between levels were recognized between valuation levels.
Investments	Transfer from Level 1 to Level 2 (a)	Transfer from Level 2 to Level 1 (b)
Basic Materials	—	$ 525,880
Communications	—	4,863,306
Consumer, Cyclical	$197,317	5,185,612
Consumer, Non-cyclical	5,483,588	7,496,299
Energy	—	601,805
Financial	412,506	5,447,996
Industrial	—	3,018,170
Technology	—	396,863
Utilities	360,057	4,281,074
(a) Transferred from Level 1 to Level 2 due to utilizing a fair value evaluated price. As of the prior reporting period end, the security utilized a market closing price.
(b) Transferred from Level 2 to Level 1 due to utilizing a market closing price. As of the prior reporting period end, the security utilized a fair value evaluated price.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Annual Report - December 31, 2017

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
	2017	2016
Ordinary income	$23,824,047	$19,610,350
Long-term capital gain	7,181,220	440,480
	$31,005,267	$20,050,830
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for passive foreign investment corporations and foreign currency reclassifications.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of the Fund were unaffected by the reclassifications.
Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss
$-	$693,352	$(693,352)

Annual Report - December 31, 2017

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$769,375
Undistributed long-term capital gains	—
Net unrealized appreciation on foreign currency	9,844
Capital loss carryforwards	—
Post-October losses	(173,922)
Net unrealized appreciation	167,502,565
Tax composition of capital	$168,107,862
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(173,922)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
Federal tax cost of investments	$820,267,346
Gross unrealized appreciation on investments	224,591,657
Gross unrealized depreciation on investments	(57,089,092)
Net unrealized appreciation on investments	$167,502,565
2.  RISK EXPOSURES
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and forward currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Risk - The risk that adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Annual Report - December 31, 2017

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 157 futures contracts for the reporting period.
Forward Foreign Currency Contracts
The Fund enters into OTC forward foreign currency contracts (forward contracts) primarily to capture potential returns from changes in currency exchange rates or to reduce the risk of undesired currency exposure. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.
Forward contracts are reported in a table following the Schedule of Investments. The unrealized appreciation or depreciation is reported on the Statement of Assets and Liabilities and on the Statement of Operations within the net change in unrealized appreciation or depreciation. Upon the closing of such contract the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars is recorded as net realized gain or loss on the Statement of Operations. The Fund held an average notional amount of $1,814,737 in forward contracts for the reporting period.
Valuation of derivative investments as of December 31, 2017 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation	$178,090 (a)
Foreign exchange contracts (forwards)	Unrealized appreciation on forward foreign currency contracts	$ 4,711
(a)	Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2017 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized gain on futures contracts	$3,021,722	Net change in unrealized appreciation on futures contracts	$210,985
Foreign exchange contracts (forwards)	Net realized loss on forward foreign currency contracts	$ (87,087)	Net change in unrealized depreciation on forward foreign currency contracts	$ (4,575)
Concentration of Risk
The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Annual Report - December 31, 2017

3.  OFFSETTING ASSETS AND LIABILITIES
The Fund enters into derivative transactions with several approved counterparties. Certain transactions are effected under agreements which include master netting arrangements which provide for the netting of payment obligations and/or netting in situations of counterparty default. The following table summarizes the Fund's financial investments that are subject to an enforceable master netting arrangement at December 31, 2017.
		Gross Amounts Not Offset on the Statement of Assets and Liabilities
Investments:	Gross Amount Presented in the Statement of Assets and Liabilities (a)	Financial Investments Available for Offset	Financial Investments Collateral Received(b)	Cash Collateral (Received) Pledged(b)	Net Amount
Derivative Assets (forward contracts)	$4,711	$—	$—	$—	$4,711
(a) OTC derivatives are reported gross on the Statement of Assets and Liabilities. Variation margin related to futures contracts are excluded from these reported amounts.
(b) Reported collateral within this table is limited to the net outstanding amount due from an individual counterparty. The collateral (received) pledged by the Fund may exceed these reported amounts.

4.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). Effective August 1, 2017, as compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.25% of the Fund’s average daily net assets up to $1 billion dollars, 0.20% of the Fund’s average daily net assets over $1 billion dollars and 0.15% of the Fund’s average daily net assets over $2 billion dollars. From May 1, 2017 to July 31, 2017, as compensation for its services to Great-West Funds, the Adviser received monthly compensation at the annual rate of 0.28% of the Fund’s average daily net assets up to $1 billion dollars, 0.23% of the Fund’s average daily net assets over $1 billion dollars and 0.18% of the Fund’s average daily net assets over $2 billion dollars. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement. Prior to those dates, the Adviser received monthly compensation at the annual rate of 0.35% of the average daily net assets of the Fund and the management fee encompassed fund operation expenses except for shareholder services fees.
Effective August 1, 2017, the Adviser has contractually agreed to waive fees or reimburse expenses which exceed an annual rate of 0.32% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the "Expense Limit"). From May 1, 2017 to July 31, 2017, such expenses were capped at 0.35% of the Fund's average daily net assets. The agreement's current term ends on April 30, 2018 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
Effective May 1, 2017, the Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2017, no fees were available for recoupment.
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Irish Life Investment Managers Limited, an affiliate of the Adviser and GWL&A. The Fund is not responsible for payment of the sub-advisory fees, the Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

Annual Report - December 31, 2017

Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
5.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $60,186,731 and $68,506,986, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
6.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2017, the Fund had securities on loan valued at $16,798,260 and received collateral as reported on the Statement of Assets and Liabilities of $17,635,578 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities and Money Market Mutual Funds. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2017, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
7.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (the "Fund"), one of the funds of Great-West Funds, Inc. as of December 31, 2017, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Fund intends to pass through foreign tax credits of $1,450,081 and has derived gross income from sources within foreign countries amounting to $26,267,631.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018